Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Lightwave Logic, Inc. (the "Company") previously filed a Registration Statement on Form S-1 (File No. 333-198665) with the U.S. Securities and Exchange Commission (the "SEC") on September 9, 2014 which was declared effective by the SEC on September 17, 2014 (the "Existing Registration Statement"). The Existing Registration Statement registered for resale of up to 7,623,026 shares of common stock of the Company by selling securityholders. Of the shares of common stock being offered by the selling securityholders, 4,207,600 shares been previously issued pursuant to private placements and 4,207,600 shares are issuable upon the exercise of warrants held by the selling securityholders which were issued to the selling securityholders pursuant to the private placements. As of the date of this prospectus, the Company issued 4,207,600 shares of common stock and warrants to purchase 4,207,600 shares of common stock expiring five years from the date of purchase, for proceeds of $3,140,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share. As of the date of this prospectus, the warrants to purchase 2,103,800 shares of common stock at $1.00 per share are still outstanding and warrants to purchase 2,103,800 shares of common stock at $1.25 per share are still outstanding. As of the date of this prospectus, the selling securityholders have sold 792,174 shares under the Existing Registration Statement, for which we have not received any proceeds. However, we may receive up to $4,733,550 from the exercise by the selling securityholders of 4,207,600 warrants (i.e., 2,103,800 warrants exercisable at $1.00 per share and 2,103,800 warrants exercisa
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015